Disclosures on equity (Details 7) - Financial restrictions (member)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Restrictions [Line Items]
Instrument with restriction	Bonds	Bonds
Creditor	Bondholders	Bondholders
Registration number	H	H
Name of financial indicator or ratio	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	0.06%	0.50%
Fulfilled YES/NO	yes	yes
Instrument with restriction	Bonds	Bonds
Creditor	Bondholders	Bondholders
Registration number	Q	Q
Name of financial indicator or ratio	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	0.06%	0.50%
Fulfilled YES/NO	yes	yes
Instrument with restriction	Bonds	Bonds
Creditor	Bondholders	Bondholders
Registration number	O	O
Name of financial indicator or ratio	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	0.06%	0.50%
Fulfilled YES/NO	yes	yes
Instrument with restriction	Bank loans	Bank loans
Creditor	Scotiabank	Scotiabank
Registration number	PB 70M	PB 70M
Name of financial indicator or ratio	NFD/Equity	Debt/Equity
Measurement frequency	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.44
Indicator or ratio determined by the company	0.06%	1.23%
Fulfilled YES/NO	yes	yes